EATON VANCE MUTUAL FUNDS TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260




                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 34 ("Amendment No. 34") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 34 was filed electronically with the Commission (Accession No. 0000950156-97-000394) on April 21, 1997:



                                    Eaton Vance Cash Management Fund
                                    Eaton Vance Liquid  Assets Fund
                                    Eaton Vance Money Market Fund
                                    Eaton Vance  Short-Term  Treasury  Fund
                                    Eaton  Vance  Tax-Free  Reserves
                                    EV Classic Government   Obligations  Fund
                                    EV  Marathon Government  Obligations  Fund
                                    EV Traditional Government Obligations Fund





                                                  EATON VANCE MUTUAL FUNDS TRUST



                                       By:/s/ Eric G. Woodbury
                                           Eric G. Woodbury, Assistant Secretary

Date:  May 2, 1997